Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 361,010	$ 50,394	¥ 310,449
Less: allowance for credit loss	(23,573)	(3,290)	(22,589)
Accounts receivable, net	¥ 337,437	$ 47,104	¥ 287,860